Decommissioning Provision (Tables)	3 Months Ended
Sep. 30, 2021
Decommissioning Provision
Disclosure detail information about decommissioning provision

$
Beginning balance at June 30, 2019	-
Initial recognition	136,280
Balance at June 30, 2020	136,280
Effect of movement in foreign exchange rates	(12,340)
Balance at June 30, 2021	123,940
Effect of movement in foreign exchange rates	3,470
Balance at September 30, 2021	127,410